Note 4 - Business Combination	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Business Combination Disclosure [Text Block]
NOTE
4.
BUSINESS COMBINATION

In
February
2015,
Gilman acquired certain assets of a tax preparation and accounting business that was deemed to be a business acquisition. The consideration for the transaction consisted of contingent consideration payable in cash having a fair value of
$569,000,
for which a liability (included in Accounts payable and other liabilities) was recognized based on the estimated acquisition date fair value of the potential earn - out. The earn - out is based on revenue, as defined in the acquisition agreement, during the
48
- month period following the closing up to a maximum of
$640,000.
The liability was valued using an income - based approach using unobservable inputs (Level
3)
and reflects the Company’s own assumptions. The liability will be revalued at each Balance Sheet date with changes therein recorded in earnings. During
2016
and
2015,
the estimated fair value of the liability was increased by
$18,000
and
$12,000,
respectively, which was included in other administrative expenses, and reduced by payments of
$128,000
and
$47,000,
respectively, resulting in balances of
$424,000
and
$534,000
at
September
30,
2016
and
2015,
respectively, which are included in accounts payable and other accrued expenses. The fair value of the acquired assets was allocated to customer relationships, which is being amortized over seven
years. Results of operations of the acquired business are included in the accompanying consolidated statements of operations from the date of acquisition and were not material. In addition, based on materiality, pro forma results are not presented.